EMPLOYEE BENEFITS - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Cash contributions	$ 10.8	$ 19.2	$ 16.8